CONSOLIDATED BALANCE SHEETS (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	€ 9,990	€ 8,742
Available for sale securities		263
Accounts receivable, net of allowance of €27 as of December 31, 2010 and 2011	5,128	3,442
Accounts receivable from related parties, net of allowance of €850 as of December 31, 2010 and 2011	286	657
Inventories, net of allowance of €451 and €789 as of December 31, 2010 and 2011, respectively	2,946	2,364
Prepaid expenses and other current assets	488	541
Total Current Assets	18,838	16,009
Property, manufacturing facility and equipment, net	8,508	8,598
Intangible and other non-current assets	66	67
Total Assets	27,412	24,674
Current Liabilities
Accounts payable	5,089	4,308
Accounts payable to related parties	290	372
Accrued expenses and other current liabilities	1,710	1,902
Deferred Revenues	494	1,704
Current portion of capital lease obligations	21	70
Current maturities of long-term debt	504	1,098
Total Current Liabilities	8,108	9,454
Long-term debt, net of current maturities	1,545	1,759
Capital lease obligations		21
Termination indemnities	376	510
Total Liabilities	10,029	11,744
Share capital (no par value as of December 31, 2010 and 2011; 18,302,617 and 19,656,317 shares authorized as of December 31, 2010 and 2011; 14,956,317 and 14,969,150 shares issued and outstanding at December 31, 2010 and 2011)	110,228	108,485
Accumulated deficit	(92,845)	(95,555)
Total Shareholders' Equity	17,383	12,930
Total Liabilities and Shareholders' Equity	€ 27,412	€ 24,674